ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2024	September 30, 2023

Accounts receivable	$11,794,623	$4,615,470
Less: allowance for doubtful accounts	(13,520)	(13,004)
Accounts receivable, net	$11,781,103	$4,602,466

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2024	Subsequent collection	% of subsequent collection

Less than 3 months	$6,006,578	$1,820,853	30.3%
From 4 to 6 months	3,484,009	1,399,339	40.2%
From 7 to 9 months	2,291,382	2,291,382	100.0%
From 10 to 12 months	-	-	-%
Over 1 year	12,654	-	-%
Total gross accounts receivable	11,794,623	5,511,574	46.7%
Allowance for doubtful accounts	(13,520)
Accounts Receivable, net	$11,781,103	$5,511,574	46.7%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2024	September 30, 2023

Beginning balance	$13,004	$13,337
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	516	(334)
Ending balance	$13,520	$13,004